Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2019
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
AAM/Bahl & Gaynor Income Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AAM/Bahl & Gaynor Income Growth Fund (the “Fund”)

Class A Shares (AFNAX)

Class C Shares (AFYCX)

Class T Shares (AFNTX)

Class I Shares (AFNIX)

A series of Investment Managers Series Trust

Supplement dated January 30, 2019, to the

Prospectus and Statement of Additional Information, each dated November 1, 2018, as supplemented;

and Summary Prospectus dated November 1, 2018.

Class C Shares Contingent Deferred Sales Charge

Effective immediately, all references to the Fund’s Class C Shares’ contingent deferred sales charge (“CDSC”) in the Fund’s Prospectus and Summary Prospectus are updated to reflect that the CDSC applies to Class C Shares sold within 12 months of the date of purchase.

Portfolio Manager

Effective December 31, 2018, George G. Strietmann, portfolio manager of the Fund, has retired. Accordingly, all references to Mr. Strietmann contained in the Fund’s Prospectus, Statement of Additional Information and Summary Prospectus are deleted in their entirety. The remainder of the portfolio management team responsible for the day-to-day management of the Fund remains the same.

Please file this Supplement with your records.